Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash

	December 31,
	2025	2024
Cash and Cash Equivalents	$488,248	$335,273
Restricted Cash	668,181	266,944
Cash, Cash Equivalents and Restricted Cash	$1,156,429	$602,217